SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 1
0
. SUBSEQUENT EVENTS
The Company has evaluated events that have occurred after the balance sheet up to the date the consolidated financial statements were issued. The Company did not identify any subsequent events that would have required adjustment to or disclosure in the financial statements, except for the disclosures relating to the consummation of its Business Combination Agreement on January 27, 2022 as disclosed in Note 1 and 6 to the consolidated financial statements.